Note 15 - Fair Value Measurement (Details) - Changes in Level 3 Liabilities Measured at Fair Value on Recurring Basis (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013		Jan. 01, 2014	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		$ 177,927			$ 8,666
Issuances		243,889
Total realized and unrealized gains or losses		(65,928)
Accrued and Other Long-term Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	165,901		[1]	177,927	8,657	[1]
Issuances	122,630
Conversions	(102,731)
Total realized and unrealized gains or losses	(31,925)	43	[1]
Common Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	165,901			177,927	9
Issuances	122,630
Total realized and unrealized gains or losses	$ (134,656)	$ (9)

[1]	Represents the estimated fair value of the office closures included in accrued and other long-term liabilities.